Shareholders Equity FEC Resources (FEC Resources Inc., USD $)	Share Capital USD ($)	Contributed Surplus USD ($)	Warrant [Member] USD ($)	Deficit USD ($)
Beginning balance, amount at Jan. 01, 2010	$ 14,232,397	$ 2,832,666	$ 225,397	$ (11,335,179)
ProfitLoss				(2,925,257)
Warrants, expired		225,397	(225,397)
Shares issued, amount (Note 10)	2,500,000
Ending balance, amount at Dec. 31, 2010	16,732,397	3,058,063	0	(14,260,436)
ProfitLoss				435,290
Ending balance, amount at Dec. 31, 2011	$ 16,732,397	$ 3,058,063	$ 0	$ (13,825,146)